Summary of Significant Accounting Policies - Summary of Fair Value of Embedded Derivatives in the Convertible Notes (Detail) - Monte-Carlo Model [Member] - Convertible Notes [Member] - Fair Value, Recurring [Member]
Dec. 31, 2022 USD ($) yr
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input | $	2.6
Expected Term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input | yr	0.04
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	55.1
Risk-free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	4.38
Probability of Qualified Financing or IPO [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	50
Probability of a Change in Control Event [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded derivative liability, measurement input	10